Investments - Schedule of Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Investments
Consideration paid for equity investments without readily determinable fair values	¥ 68,332		¥ 118,801
Reclassified from equity investments without readily determinable fair values to available-for-sale debt investments	68,000
Impairment charges for equity investments without readily determinable fair value	210,813		55,201		¥ 0
Consideration paid for equity method investments			125,743
Debt investments	428,512		384,076
Credit impairment related to available-for-sale debt investments	14,987
Unrealized securities holding losses	(20,824)	$ (2,933)	¥ 85,997	[1]	¥ 0
Debt Investment
Investments
Reclassified from equity investments without readily determinable fair values to available-for-sale debt investments	68,000
Debt investments	¥ 80,247

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).